Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies

Note 1. Summary of Significant Accounting Policies

Nature of Operations: Independent Bank Group, Inc., through its subsidiary, Independent Bank, a Texas state banking corporation (Bank) (collectively known as the Company), provides a full range of banking services to individual and corporate customers in the North and Central Texas areas through its various branch locations in those areas. The Company is engaged in traditional community banking activities, which include commercial and retail lending, deposit gathering, investment and liquidity management activities. The Company’s primary deposit products are demand deposits, money market accounts and certificates of deposit, and its primary lending products are commercial business and real estate, real estate mortgage and consumer loans.

Basis of Presentation: The accompanying consolidated financial statements include the accounts of Independent Bank Group, Inc., its wholly owned subsidiaries, the Bank and IBG Adriatica Holdings, Inc. (Adriatica) and the Bank’s wholly owned subsidiaries, IBG Real Estate Holdings, Inc., and IBG Aircraft Acquisition, Inc. Adriatica was formed in 2011 to acquire a mixed use residential and retail real estate development in McKinney, Texas. All material intercompany transactions and balances have been eliminated in consolidation. In addition, the Company wholly owns IB Trust I (Trust I), IB Trust II (Trust II), IB Trust III (Trust III), IB Centex Trust I (Centex Trust I) and Community Group Statutory Trust I (CGI Trust I). The Trusts were formed to issue trust preferred securities and do not meet the criteria for consolidation.

The consolidated interim financial statements are unaudited, but include all adjustments, which, in the opinion of management are necessary for a fair presentation of the results of the periods presented. All such adjustments were of a normal and recurring nature. These financial statements should be read in conjunction with the financial statements and the notes thereto in the Company’s registration statement on Form S-1. The consolidated statement of condition at December 31, 2012 has been derived from the audited financial statements as of that date, but does not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements.

Segment Reporting: The Company has one reportable segment. The Company’s chief operating decision-maker uses consolidated results to make operating and strategic decisions.

Initial Public Offering (IPO): Independent Bank Group, Inc. qualifies as an “emerging growth company” as defined by the Jumpstart Our Business Startups Act (JOBS Act). In October 2012, the Board of Directors of the Company approved a resolution for Independent Bank Group, Inc. to sell shares of common stock to the public in an initial public offering. On December 28, 2012, the Company submitted a confidential draft Registration Statement on Form S-1 with the SEC with respect to the shares to be registered and sold. On February 27, 2013, the Company filed a Registration Statement on Form S-1 with the SEC. That Registration Statement was declared effective by the SEC on April 2, 2013. The Company sold and issued 3,680,000 shares of common stock at $26 per share in reliance on that Registration Statement. Total proceeds received by the Company, net of offering costs were approximately $87 million.

In connection with the initial public offering, on February 22, 2013, the Company amended its certificate of incorporation to affect a 3.2 for one stock split of its common stock and change the par value of common stock from $1 to $.01. All previously reported share amounts have been retrospectively restated to give effect to the stock split and the common stock account has been reallocated to additional paid in capital to reflect the new par value. The Company also terminated its S-Corporation status and became a taxable corporate entity (C Corporation) on April 1, 2013. The consolidated statement of stockholders’ equity presents a constructive distribution to the owners followed by a contribution to the capital of the corporate entity. The transfer did not affect total stockholders’ equity.

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities (excluding deferred tax assets and liabilities related to business combinations or components of other comprehensive income). Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the expected amount most likely to be realized. Realization of deferred tax assets is dependent upon the level of historical income and estimates of future taxable income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets will be realized.

The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Any interest and/or penalties related to income taxes are reported as a component of income tax expense.

The Company files a consolidated income tax return in U.S. federal jurisdiction and Texas.

Pro forma statements: Because the Company was not a taxable entity prior to April 1, 2013, pro forma amounts for income tax expense and basic and diluted earnings per share have been presented assuming the Company’s effective tax rate of 32.8% for the nine months ended September 30, 2013 and 32.2% for nine months ended September 30, 2012, as if it had been a C Corporation during those periods. The difference in the statutory rate of 35% and the Company’s effective rate is primarily due to nontaxable income earned on municipal securities and bank owned life insurance. In addition, the pro forma results for the nine months ended September 30, 2013 excludes the initial deferred tax credit as discussed in Note 7.

Earnings per share: Basic earnings per common share are net income divided by the weighted average number of common shares outstanding during the period. The unvested share-based payment awards that contain rights to non forfeitable dividends are considered participating securities for this calculation. Diluted earnings per common share include the dilutive effect of additional potential common shares issuable under stock warrants. The dilutive effect of participating non vested common stock was not included as it was anti-dilutive. Proceeds from the assumed exercise of dilutive stock warrants are assumed to be used to repurchase common stock at the average market price.

	Nine months ended September 30,
	2013	2012
Basic earnings per share:
Net income	$15,521	$11,288
Less:
Undistributed earnings allocated to participating securities	184	112
Dividends paid on participating securities	119	111

Net income available to common shareholders	$15,218	$11,065

Weighted-average basic shares outstanding	10,588,554	7,502,758

Basic earnings per share	$1.44	$1.47

Diluted earnings per share:
Net income available to common shareholders	$15,218	$11,065

Total weighted-average basic shares outstanding	10,588,554	7,502,758
Add dilutive stock warrants	58,874	23,126

Total weighted-average diluted shares outstanding	10,647,428	7,525,884

Diluted earnings per share	$1.43	$1.47

Pro forma earnings per share:
Pro forma net income	$11,895	$7,653
Less undistributed earnings allocated to participating securities	113	40
Less dividends paid on participating securities	119	111

Pro forma net income available to common shareholders after tax	$11,663	$7,502

Pro forma basic earnings per share	$1.10	$1.00

Pro forma diluted earnings per share	$1.10	$1.00

Anti-dilutive participating securities	139,416	102,086

Subsequent events: The Company has evaluated subsequent events through the date of filing these financial statements with the SEC and noted no subsequent events requiring financial statement recognition or disclosure.

Reclassifications: Certain prior period accounts have been reclassified to conform with current year presentation.

Note 1.	Summary of Significant Accounting Policies

Nature of operations: Independent Bank Group, Inc. (“IBG”) through its subsidiary, Independent Bank (“Bank”), provides a full range of banking services to individual and corporate customers in the North and Central Texas areas through its various branch locations in those areas. The Company is engaged in traditional community banking activities, which include commercial and retail lending, deposit gathering, investment and liquidity management activities. The Company’s primary deposit products are demand deposits, money market accounts and certificates of deposit, and its primary lending products are commercial business and real estate, real estate mortgage and consumer loans.

Principles of consolidation: The accompanying consolidated financial statements include the accounts of IBG, its wholly-owned subsidiaries, the Bank and IBG Adriatica Holdings, Inc. (“Adriatica”) and the Bank’s wholly-owned subsidiaries, IBG Real Estate Holdings, Inc., IBG Aircraft Acquisition, Inc. and IBG Aviation Holdings, Inc. Adriatica was formed in 2011 to acquire a mixed use residential and retail real estate development in McKinney, Texas (see Note 21). IBG Aviation Holdings, Inc. was dissolved in 2012. All material intercompany transactions and balances have been eliminated in consolidation.

In addition, the Company wholly-owns IB Trust I (Trust I), IB Trust II (Trust II), IB Trust III (Trust III), IB Centex Trust I (Centex Trust I) and Community Group Statutory Trust I (CGI Trust I). The Trusts were formed to issue trust preferred securities and do not meet the criteria for consolidation (see Note 13).

The accounting and reporting policies of Independent Bank Group, Inc. and Subsidiaries (Company) conform to U.S. generally accepted accounting principles and to general practices within the banking industry. The following are descriptions of the more significant of those policies.

Accounting standards codification: The Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) is the officially recognized source of authoritative U.S. generally accepted accounting principles (GAAP) applicable to all public and non-public non-governmental entities. Rules and interpretive releases of the SEC under the authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. All other accounting literature is considered non-authoritative. Citing particular content in the ASC involves specifying the unique numeric path to the content through the Topic, Subtopic, Section and Paragraph structure.

Use of estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Accordingly, actual results could differ from those estimates. The material estimates included in the financial statements relate to the allowance for loan losses and valuation of assets and liabilities acquired in business combinations.

Cash and cash equivalents: For the purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks and federal funds sold. All highly liquid investments with an initial maturity of less than ninety days are considered to be cash equivalents. The Company maintains deposits with other financial institutions in amounts that exceed FDIC insurance coverage. The Company’s management monitors the balance in these accounts and periodically assesses the financial condition of the other financial institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risks on cash or cash equivalents. At December 31, 2011 and 2010, the Company had $25,183 and $16,603, deposit and clearing accounts at one unaffiliated commercial bank, respectively. Such amounts were greater than 20% of stockholders’ equity.

Cash and cash equivalents include interest-bearing funds of $71,612, $24,164 and $62,360 at December 31, 2012, 2011 and 2010, respectively.

Certificates of deposit: Certificates of deposit are FDIC insured deposits in other financial institutions that mature within one year and are carried at cost.

Securities: Securities classified as available for sale are those debt and equity securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors.

Securities available for sale are reported at fair value with unrealized gains or losses reported as a separate component of other comprehensive income. The amortization of premiums and accretion of discounts, computed by the interest method over their contractual lives, are recognized in interest income.

Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings on the trade date.

In estimating other than temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to retain its investment and whether it is more likely than not the Company will be required to sell its investment before its anticipated recovery in fair value. When the Company does not intend to sell the security, and it is more likely than not that it will not have to sell the security before recovery of its cost basis, it will recognize the credit component of an other than temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.

Loans held for sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value, as determined by aggregate outstanding commitments from investors. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. Gains and losses on sales of loans are recognized in noninterest income at settlement dates and are determined by the difference between the sales proceeds and the carrying value of the loans.

Acquired loans: Acquired loans from the transactions accounted for as a business combination include both non-performing loans with evidence of credit deterioration since their origination date and performing loans. The Company is accounting for the non-performing loans acquired in accordance with Accounting Standards Codification (ASC) 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. At the date of the acquisition, the acquired loans were recorded at their fair value and there is no carryover of the seller’s allowance for loan losses.

Purchased credit impaired loans are accounted for individually. The Company estimates the amount and timing of expected cash flows for each loan, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan (accretable yield). The excess of the loan’s contractual principal and interest over expected cash flows is not recorded (nonaccretable difference).

Over the life of the loan, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected cash flows is greater than the carrying amount, it is recognized as part of future interest income.

The performing loans are being accounted for under Accounting Standards Codification (ASC) 310-20, Nonrefundable Fees and Other Costs, with the related discount being adjusted for over the life of the loan and recognized as interest income.

Loans, net: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for the allowance for loan losses. The Company originates mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse.

Fees and costs associated with originating loans are recognized in the period they are incurred. The provisions of FASB ASC Topic 310, Receivables, generally provide that such fees and related costs be deferred and recognized over the life of the loan as an adjustment of yield. Management believes that not deferring such amounts and amortizing them over the life of the related loans does not materially affect the financial position or results of operations of the Company.

Allowance for loan losses: The allowance for loan losses is maintained at a level considered adequate by management to provide for probable loan losses. The allowance is increased by provisions charged to expense. Loans are charged against the allowance for loan losses when management believes that collectability of the principal is unlikely. Subsequent recoveries, if any, are credited to the allowance. The provision for loan losses is the amount, which, in the judgment of management, is necessary to establish the allowance for loan losses at a level that is adequate to absorb known and inherent risks in the loan portfolio.

The allowance consists of allocated and general components. The allocated component relates to loans that are individually classified as impaired, for which the carrying value of the loan exceeded the fair value of the collateral or the present value of expected future cash flows.

The general component covers loans which are not impaired and is based on the historical loan loss experience for the last three years, including adjustments to historical loss experience, maintained to cover uncertainties that affect the Bank’s estimate of probable losses for each loan type, and several other factors. These factors include changes in experience of lending staff, lending policies and procedures; changes in collection, charge-off and recovery practices; changes in the nature and volume of the loan portfolio; changes in the volume and severity of nonperforming loans; the existence and effect of any concentrations of credit and changes in the level of such concentrations; and changes in current, national and local economic and business conditions.

This evaluation does not include the effects of expected losses on individual loans or groups of loans that are related to future events or expected changes in economic conditions. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses, and may require the Bank to make additions to the allowance based on their judgment about information available to them at the time of their examinations.

Impaired loans: Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan’s effective interest rate; (2) the loan’s observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company’s impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent. The amount of impairment, if any, is included in the allowance for loan losses.

All commercial, real estate, agricultural loans and troubled debt restructurings are considered for individual impairment analysis. Smaller balance consumer loans are collectively evaluated for impairment.

The accrual of interest is discontinued on a loan when management believes; after considering collection efforts and other factors that the borrower’s financial condition is such that collection of interest is doubtful. All interest accrued but not collected for loans that are placed on nonaccrual status or charged-off is reversed against interest income. Cash collections on nonaccrual loans are generally credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Premises and equipment, net: Land is carried at cost. Bank premises, furniture and equipment and aircraft are carried at cost, less accumulated depreciation computed principally by the straight-line method over the estimated useful lives of the assets, which range from three to thirty years.

Leasehold improvements are carried at cost and are depreciated over the shorter of the estimated useful life or the lease period.

Long-term assets: Premises and equipment and other long-term assets are reviewed for impairment when events indicate that their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Other real estate owned and Adriatica real estate: Real estate properties acquired through, or in lieu of, loan foreclosure are initially recorded at fair value less estimated selling costs at the date of foreclosure, establishing a new cost basis. After foreclosure, valuations are periodically performed by management and the real estate is carried at the lower of carrying amount or fair value less cost to sell.

Revenue and expenses from operations of other real estate owned and Adriatica real estate and impairment charges on other real estate are included in noninterest expense. Gains and losses on sale of other real estate are included in noninterest income.

Goodwill and core deposit intangible, net: Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is tested for impairment annually on December 31 or on an interim basis if an event triggering impairment may have occurred. The Company is unaware of any events or circumstances that would trigger impairment at December 31, 2012.

Core deposit intangibles are acquired customer relationships arising from bank acquisitions and are being amortized on a straight-line basis over their estimated useful lives of ten years. Core deposit intangibles are tested for impairment whenever events or changes in circumstances indicate the carrying amount of the assets may not be recoverable from future undiscounted cash flows.

Restricted stock: The Bank is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. FHLB of Dallas and Independent Bankers Financial Corporation stock do not have readily determinable fair values as ownership is restricted and they lack a ready market. As a result, these stocks are carried at cost and evaluated periodically by management for impairment.

Bank-owned life insurance: Bank-owned life insurance is recorded at the amount that can be realized under the insurance contracts at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. Changes in the net cash surrender value of the policies, as well as insurance proceeds received are reflected in noninterest income.

Income taxes: The Company has elected to be taxed under sections of federal income tax law which provide that, in lieu of corporation income taxes, the stockholders separately account for their pro rata shares of the Company’s items of income, deductions, losses and credits. Because the Company’s stockholders are obligated to pay federal income tax on the earnings of the Company, the Company has declared cash dividends sufficient to fund stockholders’ tax payments as they come due.

The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The open tax years are 2009 through 2011 for Federal purposes and 2008 through 2011 for the State of Texas. As of December 31, 2012, 2011 and 2010, respectively, after evaluating all uncertain tax positions, the Company has recorded no liability for interest or penalties on unrecognized tax positions at the end of the reporting period.

Loan commitments and related financial instruments: In the ordinary course of business, the Company has entered into certain off-balance-sheet financial instruments consisting of commitments to extend credit, commercial letters of credit, and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded or related fees are incurred or received.

Management estimates losses on off-balance-sheet financial instruments using the same methodology as for portfolio loans. Estimated losses on off-balance-sheet financial instruments are recorded by charges to the provision for losses and credits to other liabilities in the Company’s consolidated balance sheet. There were no estimated losses on off-balance sheet financial instruments as of December 31, 2012, 2011 or 2010.

Stock based compensation: Stock compensation accounting guidance (FASB ASC 718) requires that all share-based payments to employees be valued at fair value on the grant date. Stock-based compensation expense is recognized using the straight-line method over the requisite service period for all awards.

Business combinations: The Company applies the acquisition method of accounting for business combinations. Under the acquisition method, the acquiring entity in a business combination recognizes 100 percent of the assets acquired and liabilities assumed at their acquisition date fair values. Management utilizes valuation techniques appropriate for the asset or liability being measured in determining these fair values. Any excess of the purchase price over amounts allocated to assets acquired, including identifiable intangible assets, and liabilities assumed is recorded as goodwill. Where amounts allocated to assets acquired and liabilities assumed is greater than the purchase price, a bargain purchase gain is recognized. Acquisition-related costs are expensed as incurred.

Comprehensive income: Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income. Gains and losses on available for sale securities are reclassified to net income as the gains or losses are realized upon sale of the securities. Other than temporary impairment charges are reclassified to net income at the time of the charge.

Pro forma statements (unaudited): As of the effective date of the initial public offering discussed in Note 24, the Company will terminate its S-Corporation status and become a taxable corporate entity (“C Corporation).

In accordance with 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (SAB Topic 4B) issued by the Securities and Exchange Commission (SEC), the December 31, 2012 pro forma balance sheet presents a reclassification of retained earnings of the Company as a Sub-Chapter S Corporation to additional paid-in capital. That presentation assumes a constructive distribution to the owners followed by a contribution to the capital to the corporate entity. The transfer does not affect total shareholders’ equity.

In addition, the pro forma balance sheet includes the effect of recording a deferred tax asset resulting from the difference between the financial statement carrying amounts of assets and liabilities and their respective tax bases of the Company as a C Corporation. As of December 31, 2012, the Company would record an estimated deferred tax asset of $111, which is reflected as an increase in retained earnings of $111.

In addition, the pro forma balance sheet includes a dividend of $3,030 that was declared and paid to shareholders in January 2013. It also includes a planned dividend of approximately $3,000 that will be paid to current shareholders to make their estimated tax payments on the S-Corporation taxable earnings through the date the 2013 S-Corporation status is terminated. The pro forma balance sheet does not reflect any earnings subsequent to December 31, 2012.

Pro forma amounts for income tax expense and basic and diluted earnings per share have been presented assuming the Company’s effective tax rate of 30.1%, 31.7% and 33.1% for the years ended December 31, 2012, 2011 and 2010 as if it had been a C Corporation during those periods. The difference in the statutory rate of 35% and the Company’s effective rate is primarily due to nontaxable income earned on municipal securities and bank owned life insurance.

Earnings per share: Basic earnings per common share are net income divided by the weighted average number of common shares outstanding during the year. The unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. Diluted earnings per common share include the dilutive effect of additional potential common shares issuable under stock warrants. The dilutive effect of participating non vested common stock was not included as it was anti-dilutive. Earnings per share are restated for all stock splits and stock dividends through the date of issuance of the financial statements. In addition, proceeds from the assumed exercise of dilutive stock warrants are assumed to be used to repurchase common stock at the average market price. Participating securities from stock awards to employees were anti-dilutive as of December 31, 2012, 2011 and 2010.

	Years Ended December 31,
	2012	2011	2010
Basic earnings per share:
Net income	$17,377	$13,700	$13,116
Less:
Undistributed earnings allocated to participating securities	168	193	261
Dividends paid on participating securities	169	155	125

Net income available to common shareholders	$17,040	$13,352	$12,730

Weighted-average basic shares outstanding	7,626,205	6,668,534	6,518,224

Basic earnings per share	$2.23	$2.00	$1.95

Diluted earnings per share:
Net income available to common shareholders	$17,040	$13,352	$12,730

Total weighted-average basic shares outstanding	7,626,205	6,668,534	6,518,224
Add dilutive stock warrants	23,161	6,544	—

Total weighted-average diluted shares outstanding	7,649,366	6,675,078	6,518,224

Diluted earnings per share	$2.23	$2.00	$1.95

Pro forma earnings per share (unaudited):
Pro forma net income	$12,147	$9,357	$8,775
Less undistributed earnings allocated to participating securities	66	82	133
Less dividends paid on participating securities	169	155	125

Pro forma net income available to common shareholders after tax	$11,912	$9,120	$8,517

Pro forma basic earnings per share	$1.56	$1.37	$1.31

Pro forma diluted earnings per share	$1.56	$1.37	$1.31

Anti-dilutive participating securities	105,238	100,517	101,767

Segment reporting: The Company has one reportable segment. The Company’s chief operating decision-maker uses consolidated results to make operating and strategic decisions.

Fair values of financial instruments: Accounting standards define fair value, establish a framework for measuring fair value in U.S. generally accepted accounting principles, and require certain disclosures about fair value measurements (see Note 18, “Fair Value Measurements”). In general, fair values of financial instruments are based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Company’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

Subsequent events: Companies are required to evaluate events and transactions that occur after the balance sheet date but before the date the financial statements are issued. They must recognize in the financial statements the effect of all events or transactions that provide additional evidence of conditions that existed at the balance sheet date, including the estimates inherent in the financial preparation process. Entities shall not recognize the impact of events or transactions that provide evidence about conditions that did not exist at the balance sheet date but arose after that date. The Company has evaluated subsequent events through February 27, 2013, the time of filing these financial statements with the SEC and noted no subsequent events requiring financial statement recognition or disclosure, except as disclosed in Note 24.